Capital Structure, Equity Offerings (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
	Jul. 20, 2022	Dec. 31, 2022	Dec. 31, 2023	Jan. 11, 2023
Equity Offerings [Abstract]
Number of units issued (in shares)	8,000,000
Warrant exercise price (in dollars per share)	$ 0.0001
Sales price (in dollars per share)	$ 3.25
Gross proceeds	$ 26,000
Net proceeds	$ 23,851
Pre-Funded Warrant [Member]
Equity Offerings [Abstract]
Number of units issued (in shares)	1,200,000
Class A Warrants [Member]
Equity Offerings [Abstract]
Number of units issued (in shares)	8,000,000
Warrant exercise price (in dollars per share)	$ 3.25			$ 2.25
Number of securities included in each unit (in shares)	1
Gross proceeds			$ 1,883
Net proceeds		$ 829
Common Stock [Member]
Equity Offerings [Abstract]
Number of units issued (in shares)	6,800,000
Number of securities included in each unit (in shares)	1
Number of securities called by each warrant (in shares)	1